Accrued Expenses and Other Current Liabilities	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
4. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

December 31, 2024
Accrued research and development contract costs	$2,791
Accrued employee compensation and benefits	804
Accrued professional and consulting	530

$4,125

6. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	September 30, 2025	December 31, 2024
Accrued research and development contract costs	$10,062	$2,791
Accrued employee compensation and benefits	3,104	804
Accrued professional and consulting	846	530

	$14,012	$4,125